Deferred tax assets and liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 12,390,777	₺ 12,320,113
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,261,550
1-2 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	179,663
2-3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,423,491
3-4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	633,291
4-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,237,579
5-6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	271,319
6-7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	337,133
Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 46,751